Share Subscription Agreement (Details Narrative) - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
	Nov. 12, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issues initial public offering
Description of share subscription agreement		The Company may request a drawdown, or sale of common stock shares to the investors, over the five-year term of this agreement following the public listing unless terminated earlier. The amount of the drawdowns requested is limited by the trading volumes of the Company’s common stock shares over the 30-day period preceding the drawdown, and the price per share is equal to 90% of the average price per share over that same period. A 1% fee must be paid to the investors if the Company is sold in a private sale transaction rather than completing a public listing of its shares.		The Company may request a drawdown, or sale of common stock shares to the investors, over the five-year term of this agreement following the public listing unless terminated earlier. The amount of the drawdowns requested is limited by the trading volumes of the Company’s common stock shares over the 30-day period preceding the drawdown, and the price per share is equal to 90% of the average price per share over that same period. A 1% fee must be paid to the investors if the Company is sold in a private sale transaction rather than completing a public listing of its shares.
Share Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investors sales	$ 100,000
Commitment fee percentage	2.00%
Shares issues initial public offering	$ 700,000